American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2023

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.3%
Focused Dynamic Growth Fund G Class(2)	426,171	18,742,982
Focused Large Cap Value Fund G Class	5,096,744	47,348,756
Growth Fund G Class	620,814	28,358,806
Heritage Fund G Class(2)	1,107,528	23,867,236
Mid Cap Value Fund G Class	1,951,514	28,043,259
Small Cap Growth Fund G Class	335,540	5,811,553
Small Cap Value Fund G Class	679,981	5,895,434
Sustainable Equity Fund G Class	1,305,432	55,585,299
		213,653,325
International Equity Funds — 25.7%
Emerging Markets Fund G Class	2,366,825	22,366,492
Global Real Estate Fund G Class	867,019	9,277,105
International Growth Fund G Class(2)	2,481,276	26,301,529
International Small-Mid Cap Fund G Class	1,188,435	9,959,089
International Value Fund G Class	1,778,621	13,837,668
Non-U.S. Intrinsic Value Fund G Class	1,580,861	14,243,562
		95,985,445
Domestic Fixed Income Funds — 12.3%
Diversified Bond Fund G Class	3,633,872	31,396,656
High Income Fund G Class	1,000,430	8,003,443
Inflation-Adjusted Bond Fund G Class	630,393	6,398,491
		45,798,590
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund G Class	576,953	4,829,094
Global Bond Fund G Class	1,541,617	12,672,090
		17,501,184
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $380,631,928)		372,938,544
OTHER ASSETS AND LIABILITIES†		135
TOTAL NET ASSETS — 100.0%		$372,938,679

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$20,535	$1,788	$1,096	$(2,484)	$18,743	426	$17	—
Focused Large Cap Value Fund	50,806	2,659	2,416	(3,700)	47,349	5,097	(236)	$327
Growth Fund	30,653	1,150	1,346	(2,098)	28,359	621	26	—
Heritage Fund(3)	26,125	2,232	807	(3,683)	23,867	1,108	(112)	—
Mid Cap Value Fund	29,844	1,826	327	(3,300)	28,043	1,952	(33)	186
Small Cap Growth Fund	6,543	335	8	(1,058)	5,812	336	(2)	—
Small Cap Value Fund	6,875	421	301	(1,100)	5,895	680	(15)	35
Sustainable Equity Fund	59,772	2,139	1,429	(4,897)	55,585	1,305	52	—
Emerging Markets Fund	24,596	1,333	673	(2,890)	22,366	2,367	(248)	—
Global Real Estate Fund	9,934	623	300	(980)	9,277	867	(62)	—
International Growth Fund(3)	28,609	2,178	253	(4,232)	26,302	2,481	(51)	—
International Small-Mid Cap Fund	10,629	903	132	(1,441)	9,959	1,188	(52)	—
International Value Fund	15,050	290	292	(1,209)	13,839	1,779	(26)	—
Non-U.S. Intrinsic Value Fund	15,894	971	152	(2,469)	14,244	1,581	1	—
Diversified Bond Fund	33,544	1,432	1,982	(1,597)	31,397	3,634	(414)	388
High Income Fund	8,378	157	240	(292)	8,003	1,000	(38)	148
Inflation-Adjusted Bond Fund	6,640	89	88	(243)	6,398	630	(16)	—
Emerging Markets Debt Fund	4,989	190	—	(350)	4,829	577	—	61
Global Bond Fund	13,342	287	463	(494)	12,672	1,542	(96)	139
	$402,758	$21,003	$12,305	$(38,517)	$372,939	29,171	$(1,305)	$1,284
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.